Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Li CPA LLC
Auditor Firm ID	7093
Auditor Location	Colorado US
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of MingZhu Logistic Holdings Ltd and its subsidiaries (collectively, the “Group”) as of December 31, 2024 and the consolidated statements of profit and other comprehensive income, consolidated statements of equity and cash flows for the period ended December 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2024 and the results of its operations and its cash flows for each of the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.